Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)	$ 586	$ 128	$ 1,214	$ 138	$ 289	$ (8)
Effective Income Tax Rate Reconciliation, Percent			(4.04%)
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards					101,700
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards					$ 71,300